INVENTORIES - Summary of Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Inventory, net
Materials and supplies	$ 416	$ 391
In-process	131	130
Concentrate and copper cathode	83	67
Precious metals	49	53
Total inventories	$ 679	$ 641